Schedule of basic and diluted earnings per share (Details) - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Net (loss) income from continuing operations		$ (8,434,781)	$ (25,007,905)	$ 1,622,836
Less: Net income (loss) attributable to noncontrolling interest from continuing operations		3,377	(65,124)	35,567
Net (loss)/income attributable to common shareholders, basic		$ (8,438,158)	$ (24,942,781)	$ 1,587,269
Weighted average number of shares outstanding, Basic	[1]	22,900,631	12,029,656	9,253,333
Weighted average number of shares outstanding, Diluted	[1]	22,900,631	12,029,656	9,253,333
(Loss)/earnings per share, basic		$ (0.37)	$ (2.07)	$ 0.17
(Loss)/earnings per share, diluted		$ (0.37)	$ (2.07)	$ 0.17
Net (loss)/income attributable to common shareholders, basic		$ (1,601,323)	$ 58,659	$ (722,440)
(Loss)/earnings per share, basic		$ (0.07)	$ 0.00	$ (0.08)
(Loss)/earnings per share, diluted		$ (0.07)	$ 0.00	$ (0.08)

[1]	Giving retroactive effect to reverse recapitalization effected on November 17, 2022